Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available For Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$154,868	-	2,708	152,160
State and political subdivisions	168	5	-	173
Mortgage backed securities and collateralized mortgage obligations - residential	271,386	53	9,407	262,032
Corporate bonds	30,048	-	110	29,938
Small Business Administration - guaranteed participation securities	58,376	-	1,901	56,475
Other	685	-	-	685
Total securities available for sale	$515,531	58	14,126	501,463

(dollars in thousands)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$139,890	27	2,066	137,851
State and political subdivisions	515	10	-	525
Mortgage backed securities and collateralized mortgage obligations - residential	320,614	84	4,715	315,983
Corporate bonds	40,270	-	108	40,162
Small Business Administration - guaranteed participation securities	68,921	-	1,862	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial	9,810	-	110	9,700
Other	685	-	-	685
Total securities available for sale	$580,705	121	8,861	571,965

Investment [Line Items]
Proceeds From Sales and Calls of Securities Available For Sale, Gross Realized Gains and Gross Realized Losses
The proceeds from sales and calls/paydowns of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2018, 2017 and 2016 are as follows:

(dollars in thousands)	Years ended December 31,
	2018	2017	2016
Proceeds from sales	$-	-	44,829
Proceeds from calls/paydowns	78,230	124,624	201,100
Gross realized gains	-	-	668
Gross realized losses	-	-	-

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2018
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$22,501	577	154	22,924
Total held to maturity	$22,501	577	154	22,924

	December 31, 2017
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$27,551	1,150	-	28,701
Total held to maturity	$27,551	1,150	-	28,701

Securities Held in Available For Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2018 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal Home Loan Mortgage Corporation	$96,320	93,630
Federal National Mortgage Association	200,717	193,767
Federal Home Loan Bank NY	69,976	68,969
Small Business Administration	58,376	56,475
Federal Farm Credit Bureau	49,992	49,066

Securities Available for Sale [Member]
Investment [Line Items]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2018, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$10,065	10,053
Due in one year through five years	175,635	172,834
Due after five years through ten years	69	69
Mortgage backed securities and collateralized mortgage obligations - residential	271,386	262,032
Small Business Administration - guaranteed participation securities	58,376	56,475
	$515,531	501,463

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2018
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$29,870	106	112,291	2,602	142,161	2,708
Mortgage backed securities and collateralized mortgage obligations - residential	1,102	11	259,729	9,396	260,831	9,407
Corporate bonds	14,943	98	9,995	12	24,938	110
Small Business Administration - guaranteed participation securities	-	-	56,475	1,901	56,475	1,901

Total	$45,915	215	438,490	13,911	484,405	14,126

(dollars in thousands)	December 31, 2017
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$29,734	266	98,090	1,800	127,824	2,066
Mortgage backed securities and collateralized mortgage obligations - residential	48,080	371	266,394	4,344	314,474	4,715
Corporate bonds	-	-	40,162	108	40,162	108
Small Business Administration - guaranteed participation securities	-	-	67,059	1,862	67,059	1,862
Mortgage backed securities and collateralized mortgage obligations - commercial	-	-	9,700	110	9,700	110

Total	$77,814	637	481,405	8,224	559,219	8,861

Held to Maturity Securities [Member]
Investment [Line Items]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2018, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$22,501	22,924
	$22,501	22,924